Significant Accounting Policies - Other (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 01, 2020	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract Balances
Maximum payment terms of majority of contracts with customers			1 year
Revenue recognized			$ 113,400	$ 106,700
Practical Expedients and Exemptions
Expense sales commissions when incurred because the amortization period are generally one year or less			true
Costs of revenues
Value-Added Tax (as a percent)				6.70%
Additional cultural business construction fee (as a percent)					3.00%
Taxes assessed by governmental authority			$ 51,900	$ 65,700	$ 138,300
Advertising expenses
Advertising expenses			$ 440,200	521,400	268,300
Stock-based compensation
Vesting period			4 years
Foreign currency
Foreign currency translation adjustments recorded in other comprehensive (loss)/income			$ (34,635)	(119,647)	87,258
Net foreign currency transaction income (loss)			$ 100	800	$ (2,000)
Comprehensive income (loss)
Period of time within which results of equity method earnings are recognized in arrears			3 months
Recent accounting pronouncements
Cumulative-effect adjustment, (increase) decrease to retained earnings				(10,267)
ASU 2016-01
Comprehensive income (loss)
Reclassification from AOCI to retained earnings		$ 38,700
Recent accounting pronouncements
Cumulative-effect adjustment, (increase) decrease to retained earnings		$ (10,300)		$ (10,267)
ASU 2016-13 | Minimum
Recent accounting pronouncements
Cumulative-effect adjustment, (increase) decrease to retained earnings	$ 56,300
ASU 2016-13 | Maximum
Recent accounting pronouncements
Cumulative-effect adjustment, (increase) decrease to retained earnings	$ 68,900